Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (due to expired cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
Asset Class: Commercial Mortgage Pass-Through Certificates
Bear Stearns Commercial Mortgage Securities II Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-PWR10 CIK# 0001260410	√	Prudential Mortgage Capital Funding, LLC	52	$567,658,070	21.6	1	$13,317,722.16	0.596	1	$13,317,722.16	0.596	(2)
Total by Issuing Entity			52	$567,658,070	21.6	1	$13,317,722.16		1	$13,317,722.16

(1)	The dollar amounts and percentages presented in this column are each as of the applicable securitization date.

(2)	In the columns entitled “Assets That Were Subject of Demand” and “Demand Rejected” the dollar amounts and percentages are as of June 30, 2012.